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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2



________________________________________________________________________________
1. Name and address of issuer:

            Separate Account Allmerica Select of Allmerica Financial
                       Life Insurance and Annuity Company
                  (formerly named SMA Life Assurance Company),
                              440 Lincoln Street,
                              Worcester, MA 01653
________________________________________________________________________________
2. Name of each series or class of funds for which this notice is filed:

                           Units of Separate Account


________________________________________________________________________________
3. Investment Company Act File Number:  811-6632


   Securities Act File Number:  33-47216
________________________________________________________________________________
4. Last day of fiscal year for which this notice is filed:

                               December 31, 1995
________________________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 2(a)(1), if applicable.

                                Not Applicable
________________________________________________________________________________
6. Date of termination of issuer's declaration under Rule 24f-2 (1), if applicable.

                                Not Applicable


________________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule
   24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     None

________________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                     None

________________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:

                                $ 273,906,397

________________________________________________________________________________

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________________________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                $ 273,906,397

________________________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                     None

________________________________________________________________________________
12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during       $ 273,906,397
         the fiscal year in reliance on Rule 24f-2            _________________
         (from Item 10):

    (ii) Aggregate price of shares issued in connection     + $      --
         with dividend reinvestment plans (from Item 11,      _________________
         if applicable):

   (iii) Aggregate price of shares redeemed or repurchased  - $  131,053,376
         during the fiscal year (if applicable):              _________________

    (iv) Aggregate price of shares redeemed or repurchased  + $      --
         and previously applied as a reduction to filing      _________________
         fees pursuant to Rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued  = $  142,853,021
         during the fiscal year in reliance on Rule 24f-2     _________________
         (Line (i), plus line (ii), less line (iii), plus line (iv) If applicable):

    (vi) Multiplier prescribed by Section 6(b) of the       x   1/29 of 1%
         Securities Act of 1933 or other applicable law or    _________________
         regulation:

   (vii) Fee due {line (i) or line (v) multiplied by        = $       49,260
         line (vi)}:                                          _________________

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
________________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      /X/

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                February 28, 1996

_______________________________________________________________________________
                                  SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  BY (Signature and Title):  /s/ Sheila B. St. Hilaire
                             -------------------------
                             Sheila B. St. Hilaire
                             Counsel

  Date: February 28, 1996
        -----------------

_______________________________________________________________________________